BOARD OF DIRECTORS - Schedule of movements of options held by the former board of management (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares shares € / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised / LTIP shares issued (in shares)	9,867	7,404	7,914
Balance at 31 December (in shares)	52,789,478
Expiration Date 22/05/2024 | Mr Sijmen de Vries | Board of Management share option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 1 January (in shares)			2,800,000,000
Granted under the plan (in shares)	0
Options exercised / LTIP shares issued (in shares)	0
Number of share options forfeited in share-based payment arrangement (in shares)	0
Balance at 31 December (in shares)	2,800,000,000
Weighted average exercise price (in euro per share) | € / shares	€ 0.912